Summary of Activities Regarding Stock Acquisition Rights Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of shares
Exercised	1,500	65,200	36,100
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	17,011,400
Granted	2,537,500
Exercised	1,500
Forfeited or expired	667,100
Outstanding at end of the fiscal year	18,880,300
Exercisable at end of the fiscal year	13,952,100
Weighted average exercise price
Outstanding at beginning of the fiscal year	3,458
Granted	1,520
Exercised	2,347
Forfeited or expired	3,326
Outstanding at end of the fiscal year	3,188
Exercisable at end of the fiscal year	3,548
Weighted-average remaining life
Outstanding at end of the fiscal year	5.78
Exercisable at end of the fiscal year	4.64
Total intrinsic Value
Outstanding at end of the fiscal year	336
Exercisable at end of the fiscal year